Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Level investments [Member] - USD ($)
$ in Thousands
	12 Months Ended
	May 31, 2026	May 31, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 115,970	$ 125,777
Unrealized loss	3,220	(5,670)
Impairment		(4,412)
Disposals		(140)
Foreign exchange difference	4,691	415
Addition	12,338
Transfer from Level 2	14,569
Unrealized gain	3,220	(5,670)
Ending balance	$ 150,788	$ 115,970